CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
LIABILITIES AND SHAREHOLDERS' EQUITY
Outstanding amount on credit facility	$ 137.0	$ 47.0
SHAREHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	23,431,370	23,431,370
Common stock, shares outstanding (in shares)	20,686,847	22,560,531
Treasury stock, shares (in shares)	2,744,523	870,839